Transactions and Balances with Related Parties (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Share-based compensation to non-executive directors	$ 61	$ 28